NOTE 4. RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2013
Related Party Transactions [Abstract]
NOTE 4. RELATED PARTY TRANSACTIONS

NOTE 4. RELATED PARTY TRANSACTIONS

An officer and director of the Company has performed services for the Company during the period the value of which was $1000, in exchange for 10,000,000 shares of common stock. During the period an officer and director of the Company advanced $500 for general and administrative expenses, which was forgiven by the end of the quarter.